Finance receivables (Details 1)	Sep. 30, 2024 USD ($)
Finance receivables
Minimum payments receivable	$ 6,647,037
Unearned income	336,476
Net investment	6,983,513
Allowance for credit losses	0
Finance receivables, net	$ 6,983,513